UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Current Assets
Bank	$ 40,109	$ 519
Funds in attorney trust account	12,773
VAT receivable	35,802
Prepaid	2,021
Total current assets	90,705	519
Intangible assets	12,000,000
TOTAL ASSETS	12,090,705	519
Current Liabilities
Accounts payable	574,703	98,379
Accrued expenses	211,750	20,244
Accrued expenses- related party	330,000	562,665
Advances from related party	101,358	78,350
Total Current Liabilities	1,217,811	759,638
Total Liabilities	1,386,849	759,638
Stockholders’ Equity (Deficit)
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common Stock, $.001 par value, 2,000,000,000 shares authorized, 786,300,000 and 754,280,000 shares issued and outstanding, respectively	786,300	754,280
Foreign currency translation adjustment	(3,704)	(14,023)
Additional paid-in capital	14,633,951
Accumulated deficit	(4,712,691)	(1,499,376)
Total Stockholders’ Equity (Deficit)	10,703,856	(759,119)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 12,090,705	$ 519